Basis of preparation (Details Narrative) $ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended
	Jan. 04, 2024 USD ($)	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Net loss			$ 816		$ (612)	$ 2,028		$ 227
Cash flows from operating activities						1,424		1,173
Shareholders' deficit			7,867		$ (3,299)	7,867		(3,299)	$ 3,739	$ (3,565)
Working capital			$ 3,849			3,849
Proceeds from private placement						8,692		$ 37
Private placements [member]
IfrsStatementLineItems [Line Items]
Proceeds from private placement	$ 26	$ 8,692		$ 2,408		$ 8,692	$ 11,935